Accounting Policies - Impairment of Long-Lived and Intangible Assets and Goodwill (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Impairment of real estate	$ 3.8	$ 4.3	$ 16.7	$ 8.8	$ 8.8	$ 5.6	$ 13.1